Schedule of changes in allowance for expected credit loss (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Trade and other current receivables [abstract]
Balance at the beginning of the year		₨ 687,511	₨ 554,726
Provisions accrued during the year	[1]	26,412	178,342
Amount written off during the year		(421,693)	(54,486)
Provision moved from allowance for doubtful advances			5,602
Effect of movement in exchange rate		2,095	3,327
Balance at the end of the year		₨ 294,325	₨ 687,511

[1]	includes amount of INR 3,837 (March 31, 2021: INR Nil) provision for trade receivable from joint venture.